SUPPLEMENTAL OIL AND NATURAL GAS DISCLOSURES - Principal changes in the standardized measure of discounted future net cash flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Principal changes in the standardized measure of discounted future net cash flows
Standardized measure of discounted future net cash flows, beginning of year	$ 47,847,850	$ 101,640	$ 3,558,740
Sales of oil and gas, net of production costs and taxes	720,356	(2,430,122)	(1,628,168)
Net changes in prices and production costs	(73,270,210)	14,288,740	4,623,260
Changes in future development costs	10,118,660	(388,690)	(344,130)
Discoveries and extensions	1,788,800	56,440,090
Revision in previous quantity estimates	(9,848,690)	3,884,040	963,020
Purchase of minerals in place	491,310
Sales of minerals in place	(3,463,350)
Net change in income taxes	18,397,390	(26,021,070)	(1,319,930)
Accretion of discount	6,990,340	547,360	127,050
Changes in timing and other	985,454	1,425,862	1,239,278
Standardized measure of discounted future net cash flows, end of year	$ 757,910	$ 47,847,850	$ 101,640